SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 113.6%
	COMMUNICATIONS — 12.0%
22,110	Houghton Mifflin Harcourt Co.*	$464,531
79,339	Zynga, Inc. - Class A*	733,092
		1,197,623
	CONSUMER DISCRETIONARY — 1.4%
5,190	Cornerstone Building Brands, Inc.*	126,221
1,668	Huttig Building Products, Inc.*	17,781
		144,002
	ENERGY — 5.8%
9,500	Renewable Energy Group, Inc.*	576,175
	FINANCIALS — 44.0%
1,277	American National Group, Inc.	241,468
15,836	First Horizon Corp.[1]	371,988
21,607	First Merchants Corp.	898,854
8,127	Guaranty Federal Bancshares, Inc.[1]	255,432
30,148	Level One Bancorp, Inc.	1,203,810
16	Partners Bancorp	147
37,536	Prudential Bancorp, Inc.	617,842
4,607	QCR Holdings, Inc.	260,714
—	SouthState Corp.	26
17,000	TriState Capital Holdings, Inc.*	564,910
—	United Community Banks, Inc.	—
		4,415,191
	HEALTH CARE — 0.3%
990	Intersect ENT, Inc.*	27,730
	INDUSTRIALS — 18.3%
20,375	IntriCon Corp.*	486,147
4,645	Meritor, Inc.*	165,223
24,377	U.S. Ecology, Inc.*,1	1,167,171
800	Welbilt, Inc.*	19,000
		1,837,541
	REAL ESTATE — 3.1%
631	Healthcare Trust of America, Inc. - Class A - REIT	19,776
11,534	Preferred Apartment Communities, Inc. - REIT	287,658
		307,434
	TECHNOLOGY — 28.7%
8,781	Anaplan, Inc.*	571,204
11,000	Bottomline Technologies DE, Inc.*,1	623,480
6,302	Cerner Corp.[1]	589,615
11,189	Mimecast Ltd.*,1,2	890,197

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
19,575	MoneyGram International, Inc.*	$206,712
		2,881,208
	UTILITIES — 0.0%
673	Macquarie Infrastructure Corp.	2,510
	TOTAL COMMON STOCKS
	(Cost $11,286,784)	11,389,414
	PREFERRED STOCKS — 1.4%
	HEALTH CARE — 0.0%
2	Avantor, Inc.[3]	207
	TECHNOLOGY — 0.2%
256	Clarivate PLC[2,3]	17,344
	UTILITIES — 1.2%
981	Dominion Energy, Inc.[3]	99,935
114	NiSource, Inc.[3]	13,617
53	Southern Co.[3]	2,909
		116,461
	TOTAL PREFERRED STOCKS
	(Cost $132,197)	134,012
	WARRANTS — 0.0%
	HEALTH CARE — 0.0%
60,476	Adams Pharmaceuticals, Inc., Expiration Date: December 31, 2025*	—
60,475	Adams Pharmaceuticals, Inc., Expiration Date: December 31, 2025*	—
22,500	ZOGENIX, Inc. , Expiration Date: December 31, 2025*	—
		—
	TOTAL WARRANTS
	(Cost $0)	—

Principal Amount
	SHORT-TERM INVESTMENTS — 18.3%
$1,835,221	UMB Bank demand deposit, 0.01%[4]	1,835,221
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,835,221)	1,835,221
	TOTAL INVESTMENTS — 133.3%
	(Cost $13,254,202)	13,358,647
	Liabilities in Excess of Other Assets — (33.3)%	(3,334,910)
	TOTAL NET ASSETS — 100.0%	$10,023,737

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (24.1)%
	COMMON STOCKS — (24.1)%
	COMMUNICATIONS — (3.0)%
(1,983)	Take-Two Interactive Software, Inc.*	$(304,866)
	FINANCIALS — (20.8)%
(21,607)	First Merchants Corp.	(898,851)
(29,932)	Fulton Financial Corp.	(497,470)
(6)	OceanFirst Financial Corp.	(121)
(3,820)	QCR Holdings, Inc.	(216,174)
(4,250)	Raymond James Financial, Inc.	(467,117)
		(2,079,733)
	HEALTH CARE — 0.0%
(7)	Avantor, Inc.*	(237)
	REAL ESTATE — (0.2)%
(631)	Healthcare Realty Trust, Inc. - REIT	(17,340)
	TECHNOLOGY — (0.1)%
(768)	Clarivate PLC*,2	(12,872)
	UTILITIES — 0.0%
(34)	NiSource, Inc.	(1,081)
(4)	Southern Co.	(290)
		(1,371)
	TOTAL COMMON STOCKS
	(Proceeds $2,402,266)	(2,416,419)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,402,266)	$(2,416,419)

REIT – Real Estate Investment Trusts
PLC – Public Limited Company

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $3,803,076, which represents 37.9% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Convertible security.
[4]The rate is the annualized seven-day yield at period end.